Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)	$ 6,063,906	$ 11,128,379
Adjustments to reconcile Net Income (Loss) to net cash provided by operating activities:
Provision for loan losses	16,456,849	6,593,962
Depreciation and amortization	1,114,033	1,167,242
Provision for deferred income taxes	(70,624)	(10,700)
Other	(194,102)	(471,465)
Decrease (increase) in miscellaneous other assets	1,769,049	1,868,025
Decrease in other liablities	(14,766,755)	(3,482,788)
Net Cash Provided by (Used in) Operating Activities	10,372,356	16,792,655
CASH FLOWS FROM INVESTING ACTIVITIES:
Loans originated or purchased	(146,094,117)	(116,305,375)
Loan liquidations	124,383,650	119,375,956
Purchases of marketable debt securities	(3,741,889)	(10,696,400)
Redemptions of marketable debt securities	7,425,000	5,685,000
Fixed asset additions, net	(488,837)	(657,309)
Fixed asset net proceeds from sales	2,041	15,253
Net Cash Provided by (Used in) Investing Activities	(18,514,152)	(2,582,875)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase (decrease) in senior demand notes outstanding	10,416,031	4,894,094
Advances on credit line	56,057,869	43,389,542
Payments on credit line	(83,232,869)	(83,139,542)
Commercial paper issued	57,188,353	34,189,530
Commercial paper redeemed	(16,860,169)	(9,520,369)
Subordinated debt securities issued	1,573,563	1,746,049
Subordinated debt securities redeemed	(1,665,555)	(1,690,176)
Dividends / Distributions	0	(4,154,861)
Net Cash Provided by (Used in) Financing Activities	23,477,223	(14,285,733)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	15,335,427	(75,953)
CASH AND CASH EQUIVALENTS, beginning	40,366,820	67,678,422
CASH AND CASH EQUIVALENTS, ending	55,702,247	67,602,469
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid during the period for Interest	$ 6,273,560	$ 5,506,284